Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	R$ 2,081,945	R$ 4,385,329
Short-term investments	183,850	201,975
Accounts receivable	6,334,526	6,516,555
Inventories	326,934	317,503
Recoverable income taxes	542,726	621,246
Other taxes	1,089,391	803,252
Judicial Deposits	1,514,464	1,715,934
Dividends and interest on capital	426
Pension plan assets	5,430	4,880
Prepaid expenses	670,344	743,953
Held-for-sale assets	4,391,090	4,923,187
Other assets	852,155	1,079,670
Total current assets	17,993,281	21,313,484
Non-current assets
Long-term investments	33,942	36,987
Deferred tax assets	99,175	23,050
Other taxes	2,995,559	715,976
Judicial Deposits	6,651,383	7,018,786
Pension plan assets	54,615	64,253
Prepaid expenses	583,736	522,550
Other assets	437,667	250,862
Investments	133,765	117,840
Property, plant and equipment, net	38,910,834	28,425,563
Intangible assets	3,997,865	6,948,446
Total non-current assets	53,898,541	44,124,313
Total assets	71,891,822	65,437,797
Current liabilities
Trade payables	4,794,309	5,024,260
Trade payables – Subject to the JRP	799,631	201,602
Payroll, related taxes and benefits	852,585	906,655
Derivative financial instruments	1,152
Borrowings and financing	326,388	672,894
Income taxes payable	66,654	27,026
Other taxes	886,763	1,033,868
Dividends and interest on capital	5,731	6,168
Licenses and concessions payable	58,582	85,619
Leases payable	1,510,097
Tax financing program	86,721	142,036
Provisions	547,996	680,542
Liabilities associated to held-for-sale assets	494,295	526,870
Other payables	1,405,013	1,381,919
Total current liabilities	11,835,917	10,689,459
Non-current liabilities
Trade payables – Subject to the JRP	3,293,427	3,593,008
Borrowings and financing	17,900,361	15,777,012
Other taxes	1,224,038	628,716
Leases payable	6,639,929
Tax financing program	330,782	411,170
Provisions	4,703,684	4,358,178
Provision for pension plans	633,012	579,122
Other payables	7,534,166	6,505,321
Total non-current liabilities	42,259,399	31,852,527
Total liabilities	54,095,316	42,541,986
Shareholders' equity
Share capital	32,538,937	32,038,471
Share issuance costs	(801,073)	(377,429)
Capital reserves	3,906,771	11,532,995
Treasury shares	(33,315)	(2,803,250)
Accumulated losses	(17,727,954)	(17,530,108)
Other comprehensive loss	(233,040)	(208,359)
Shareholders' equity attributable to the Company and subsidiaries	17,650,326	22,652,320
Non-controlling interest	146,180	243,491
Total shareholders' equity	17,796,506	22,895,811
Total liabilities and shareholders' equity	R$ 71,891,822	R$ 65,437,797